Finance Expense - Summary of Finance Cost (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest costs [abstract]
Financial liabilities at amortised cost	£ (672)	£ (789)	£ (735)
Financial instruments mandatorily measured at fair value through profit or loss	(23)	743	(565)
Retranslation of loans	25	(761)	565
Reclassification of hedges from other comprehensive income	(4)	(2)	(2)
Unwinding of discounts on provisions	(15)	(7)	(2)
Finance expense arising on lease liabilities	(38)	(30)	(27)
Other finance expense	(65)	(33)	(3)
Finance costs	£ (792)	£ (879)	£ (769)